Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Columbia Variable Portfolio – Global Strategic Income Fund Class 1
Account Value [Line Items]
Line Graph and Table Measure Name	Class 1
Account Value	$ 10,819	$ 10,468	$ 9,516	$ 11,000	$ 10,852	$ 10,355	$ 9,332	$ 9,844	$ 9,299	$ 9,392	$ 10,000
Columbia Variable Portfolio – Global Strategic Income Fund Class 2
Account Value [Line Items]
Line Graph and Table Measure Name	Class 2
Account Value	$ 10,562	10,225	9,340	10,814	10,703	10,234	9,240	9,779	9,252	9,378	10,000
Columbia Variable Portfolio – Global Strategic Income Fund Class 3
Account Value [Line Items]
Line Graph and Table Measure Name	Class 3
Account Value	$ 10,673	10,337	9,413	10,896	10,773	10,291	9,279	9,802	9,267	9,383	10,000
Bloomberg Global Credit Hedged USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Credit Hedged USD Index
Account Value	$ 12,755	12,321	11,337	13,217	13,343	12,380	11,069	11,121	10,555	9,987	10,000
Bloomberg Global Aggregate Hedged USD Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Hedged USD Index
Account Value	$ 12,201	$ 11,800	$ 11,013	$ 12,405	$ 12,580	$ 11,915	$ 11,010	$ 10,819	$ 10,501	$ 10,102	$ 10,000